Impairment of non-current assets - Cash Generating Units (Details) - Refining and Petrochemical segment [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ (305,466)	$ (781,528)	$ 452,163
Refineria De Cartagana [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	34,650	(440,525)	911,597
Refineria De Cartagana [Member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	26,808,008	24,041,174	22,292,788
Refineria De Cartagana [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	26,842,658	23,600,649	23,204,385
Invercolsa
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(97)	(3)
Invercolsa | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	292
Invercolsa | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	195
Bioenergy [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		(3)	(234,340)
Bioenergy [Member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		276	575,331
Bioenergy [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		273	340,991
Other.
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			(225,094)
Other. | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			901,517
Other. | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss			676,423
Refineria de Barrancabermeja (projects) [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(340,019)	(341,000)	$ (225,094)
Refineria de Barrancabermeja (projects) [Member] | Carrying Amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 340,019	676,334
Refineria de Barrancabermeja (projects) [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		$ 335,334